Taxation - Disclosure of Information About Income Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Major components of tax expense (income) [abstract]
Loss for the year	$ (153,715)	$ (234,467)	$ (199,953)
Income tax recovery using the Company's domestic tax rate	(42,000)	(62,000)	(52,000)
Non-deductible (deductible) expenses and other		(2,000)	1,000
Change in deferred tax rates		(92,000)
Differences in statutory tax rates and deferred tax rate		(1,000)
Changes in unrecognized temporary differences	42,000	157,000	51,000
Reconciliation of effective tax rate (Total)